NON-CONTROLLING INTEREST (NCI) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of financial information for subsidiaries
	December 31, 2021	December 31, 2020
	$	$
Current assets	1,094,709	1,145,246
Non-current assets	2,068,951	4,079,106
Current liabilities	12,291,899	14,046,168
Non-current liabilities	474,381	898,146
Revenues for the year ended	1,396,899	7,934,906
Net loss for the year ended	(1,778,017)	(1,150,056)

Schedule of net change in non-controlling interest
Total
$
Balance, December 31, 2019	(3,357,287)
Share of loss for the year	(1,772,196)
Currency translation adjustment	597,026
Balance, December 31, 2020	(4,532,457)
Change in ownership interest	1,992,413
Share of loss for the year	(408,808)
Currency translation adjustment	123,022
Balance, December 31, 2021	(2,825,830)